OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Trade accounts receivable and other - opening balance	$ 3,375	$ 3,661	$ 3,839
Performance obligations satisfied	61,352	62,441	68,275
Payments received	(61,949)	(62,249)	(68,590)
Impairment of receivables (net of write backs and utilization)	(12)	(18)	(165)
Recognition (derecognition) of receivables related to business combination and divestments	412	31	189
Foreign exchange and others	298	(491)	113
Trade accounts receivable and other - ending balance	$ 3,476	$ 3,375	$ 3,661